INCOME TAXES - provision (benefit) for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Deferred			$ (940)
Provision (benefit) for income taxes	$ (27,920)	$ 0	$ (940)	$ 0